Other Assets	12 Months Ended
Dec. 31, 2019
Other Noncurrent Assets [Abstract]
Other Assets

20. OTHER ASSETS

As at	December 31, 2019	January 1, 2019 (1)
Intangible Assets	101	6
Equity Investments (Note 35)	52	38
Net Investment in Finance Leases	30	14
Long-Term Receivables	21	12
Prepaids	7	8
	211	78

(1)	See Note 4.

In 2019, Cenovus entered into an agreement to assume a firm capacity shipper position in a pipeline transportation services agreement from a third party. The fee was recorded as an intangible asset at cost and will be amortized over the life of the contract of approximately 10 years.